Contingent Liabilities and Commitments - Additional Information (Detail) ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum aggregate accounts receivable sales negotiating facilities entered into with several banks	₩ 1,289,400	$ 1,000.0
Short-term borrowings	1,875,635					₩ 2,578,552
Capital expenditures on property plant and equipment and intangible assets	838,126
KB Kookmin Bank [Member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	1,547,280	1,200.0
KB Kookmin Bank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	1,547,280	1,200.0
Korea Development Bank and others [member] | Property, plant and equipment and others [member]
Disclosure of contingent liabilities [Line Items]
Carrying amount	89,703
Borrowing amount	272,000
Korea Development Bank and others [member] | Property, plant and equipment and others [member]
Disclosure of contingent liabilities [Line Items]
Carrying amount	264,335
Borrowing amount	200,000
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	153,714		¥ 850
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	8,214			¥ 900
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	689	0.5
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	3,898				₫ 73,279
Long-term supply agreement [member]
Disclosure of contingent liabilities [Line Items]
Advances Received For Long-Term Supply Agreement	₩ 1,547,280	$ 1,200.0